Property and Equipment and Leased Assets and Lease Liabilities (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of property, plant and equipment [text block] [Abstract]
Depreciation charges of the year	$ 357	$ 359	$ 368
Sales and disposals of the year	916	949
Provision for impairment not included in the amount of depreciation		1
Short-term lease agreements	$ 6,814	$ 8,611